Contract Revenue and Pass-through and Other Revenue - Schedule of Deferred Revenue Remaining Performance Obligations (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Sep. 30, 2024
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Total Deferred Revenue	$ 13,319	$ 9,639
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2024-10-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Total Deferred Revenue		$ 3,932
Deferred Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2025-04-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Total Deferred Revenue	$ 1,636
Deferred Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	6 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2025-10-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Total Deferred Revenue	$ 5,498	$ 2,259
Deferred Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2026-10-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Total Deferred Revenue	$ 4,163	$ 2,224
Deferred Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2027-10-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Total Deferred Revenue	$ 2,022	$ 1,192
Deferred Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2028-10-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Total Deferred Revenue		$ 32
Deferred Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		1 year